INVESTMENTS, DEBTS AND DERIVATIVES - Financial Liabilities (Details) - USD ($) $ in Millions		Sep. 30, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Total debt and derivatives		$ 9,936	$ 10,087
Non-current		8,616	8,832
Current	[1]	1,320	1,255
At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives		9	53
At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		9,927	10,034
Derivatives not designated as hedges | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives		0	52
Derivatives designated as net investment hedges | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives		9	1
Principal amount outstanding | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		7,721	7,678
Interest accrued | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		105	85
Discounts, unamortized fees, hedge basis adjustment | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		(9)	(5)
Bank loans and bonds | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		7,817	7,758
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		1,833	1,912
Put-option liability over non-controlling interest | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		16	273
Other financial liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives		$ 261	$ 91

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.